Federal Home Loan Bank Advances and Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Short-Term Borrowings [Abstract]
Federal Home Loan Bank Advances and Short-Term Borrowings
12.	Federal Home Loan Bank Advances and Short-Term Borrowings

Short-term borrowings include federal funds purchased, securities sold under agreements to repurchase, and advances from the Federal Home Loan Bank.

The Bank has securities sold under agreements to repurchase with customers. These agreements are collateralized by investment securities of the United States Government or its agencies which are chosen by the Bank. The amounts outstanding at December 31, 2012 and December 31, 2011 were $41,508 and $54,533, respectively.

The Bank invests in Federal Home Loan Bank stock for the purpose of establishing credit lines with the Federal Home Loan Bank. The credit availability to the Bank is based on a percentage of the Bank’s total assets as reported on the most recent quarterly financial information submitted to the regulators subject to the pledging of sufficient collateral.

The prepayment of FHLB advances in 2012 resulted in $3,267 of net losses on extinguishment of debt. The advances as of December 31, 2012 consisted of the following:

Carrying Amount	Contractual Outstanding Amount	Maturity Date	Repricing Frequency	Contractual Rate at December 31, 2012
$867	$867	November 2017	Fixed	0.50%
593	593	February 2026	Fixed	0.00%

$1,460	$1,460

The Bank’s collateral with the FHLB consists of a blanket floating lien pledge of the Bank’s residential 1-4 family mortgage, multifamily, HELOC and commercial real estate secured loans. The amount of eligible collateral at December 31, 2012 provided for incremental borrowing availability of up to $296,413.

At December 31, 2012, in addition to $25,450 in letters of credit of which $25,150 is used in lieu of pledging securities to the State of Florida, the Bank had $1,460 in advances outstanding with a carrying value of $1,460.

The advances as of December 31, 2011 consisted of the following:

Carrying Amount	Contractual Outstanding Amount	Maturity Date	Repricing Frequency	Contractual Rate at December 31, 2011
$5,000	$5,000	January 2012	Fixed	4.56%
5,047	5,000	March 2012	Fixed	4.29%
5,076	5,000	May 2012(a)	Fixed	4.60%
10,256	10,000	September 2012(a)	Fixed	4.05%
3,034	3,000	January 2013	Fixed	1.86%
7,617	7,500	March 2013	Fixed	2.30%
4,167	4,000	March 2013	Fixed	4.58%
52,054	50,000	April 2013(a)	Fixed	3.81%
5,098	5,000	September 2013(a)	Fixed	2.28%
3,064	3,000	January 2014	Fixed	2.43%
5,398	5,000	May 2014(a)	Fixed	4.60%
5,391	5,000	September 2014(a)	Fixed	4.66%
4,121	4,000	January 2015	Fixed	2.92%
5,164	5,000	February 2015	Fixed	2.83%
5,305	5,000	September 2015	Fixed	3.71%
5,333	5,000	July 2015(a)	Fixed	3.57%
17,193	15,000	December 2016	Fixed	4.07%
23,184	20,000	January 2017	Fixed	4.25%
11,696	10,000	February 2017	Fixed	4.45%
5,661	5,000	September 2017(a)	Fixed	4.58%
10,810	10,000	August 2017(a)	Fixed	3.63%
5,449	5,000	November 2017(b)	Fixed	3.93%
5,534	5,000	July 2018(a)	Fixed	3.94%
5,185	5,000	July 2018(a)	Fixed	2.14%
5,181	5,000	July 2018(a)	Fixed	2.12%

$221,018	$206,500

(a)	These advances have quarterly conversion dates. If the FHLB chooses to convert the advance, the Bank has the option of prepaying the entire balance without penalty. Otherwise, the advance will convert to an adjustable rate, repricing on a quarterly basis. If the FHLB does not convert the advance, it will remain at the contractual fixed rate until the maturity date.
(b)	This advance allowed the FHLB a one-time conversion option in November 2012.

The Bank’s collateral with the FHLB consists of a blanket floating lien pledge of the Bank’s residential 1-4 family mortgage, multifamily, HELOC and commercial real estate secured loans. The amount of eligible collateral at December 31, 2011 provided for incremental borrowing availability of up to $106,606.

At December 31, 2011, in addition to $25,150 in letters of credit used in lieu of pledging securities to the State of Florida, the Bank had $206,500 in advances outstanding with a carrying value of $221,018.